Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues
Operating revenue	$ 84,140	$ 76,063	$ 158,338	$ 145,889
Expenses
Address and brokerage commissions	1,906	1,762	3,536	3,247
Voyage expenses	11,304	12,171	18,175	22,057
Charter-in costs		2,100		4,200
Vessel operating expenses	19,342	17,833	37,312	35,094
Depreciation and amortization	13,110	11,146	25,911	22,195
General and administrative costs	2,700	2,559	5,354	5,284
Other corporate expenses	1,170	922	1,533	1,381
Total operating expenses	49,532	48,493	91,821	93,458
Operating income	34,608	27,570	66,517	52,431
Other income/(expense)
Interest expense	(8,105)	(7,820)	(15,956)	(15,669)
Write off of deferred financing costs			(1,797)
Interest income	27	125	30	217
Income before income taxes	26,530	19,875	48,794	36,979
Income taxes	(215)	(212)	(450)	(433)
Net income	$ 26,315	$ 19,663	$ 48,344	$ 36,546
Earnings per share:
Basic:	$ 0.48	$ 0.36	$ 0.87	$ 0.66
Diluted:	$ 0.47	$ 0.35	$ 0.87	$ 0.66
Weighted average number of shares outstanding:
Basic:	55,363,467	55,337,349	55,356,483	55,332,086
Diluted:	55,741,907	55,535,396	55,669,709	55,431,657